UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [X]; Amendment Number: 37
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: 149375 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      735    25575 SH	     SOLE                    15000
ABBOTT LABS COM                COM              002824100     2621    71445 SH       SOLE                    42690
ADAPTEC INC COM                COM              00651F108     2599    65480 SH       SOLE                    37387
AMERICA ONLINE                 COM              02364J104     3674    35304 SH       SOLE                    21910
AMERICAN INTL GROUP COM        COM              026874107     4645    53423 SH       SOLE                    32245
AMGEN INC                      COM              031162100      310     3805 SH       SOLE                     3805
AT HOME CORP                   COM              045919107     1620    39089 SH       SOLE                    30099
AT&T CORP COM                  COM              001957109     1317    30274 SH       SOLE                    18516
BANK ONE CORP                  COM              06423AI03     1113    31978 SH       SOLE                    18662
BARNES & NOBLE INC             COM              067774109      604    23240 SH       SOLE                    11660
BELL & HOWELL COMPANY          COM              077852101     1048    28575 SH       SOLE                    16700
BRISTOL MYERS SQUIBB COM       COM              110122108      603     8940 SH       SOLE                     8060
CAREMARK RX, INC               COM              141705103      401    69766 SH       SOLE                    69766
CATERPILLAR INC DEL COM        COM              149123101      807    14720 SH       SOLE                     8260
CHASE MANHATTAN CORP COM       COM              16161AI08     3725    49417 SH       SOLE                    30645
CHEVRON CORPORATION COM        COM              166751107     4184    47146 SH       SOLE                    28536
CISCO SYS INC COM              COM              17275RI02     4396    64123 SH       SOLE                    41035
CLAYTON HOMES INC COM          COM              184190106      602    69347 SH       SOLE                    43554
COCA COLA CO COM               COM              191216100     2325    48184 SH       SOLE                    31334
COMCAST CORP-SPECIAL CL A      COM              200300200     2346    58823 SH       SOLE                    39221
COMERICA INC COM               COM              200340107      982    19395 SH       SOLE                    12775
COMPUWARE CORP                 COM              205638109      852    32700 SH       SOLE                    20970
CONSECO                        COM              208464107      947    49834 SH       SOLE                    27772
CSX CORP COM                   COM              126408103      555    13100 SH       SOLE                     8025
DELL COMPUTER CORP COM         COM              247025109     3745    89560 SH       SOLE                    57560
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      175    10923 SH       SOLE                     6037
DISNEY WALT CO DEL COM         COM              254687106     1236    47530 SH       SOLE                    25805
DOW CHEM CO COM                COM              260543103      300     2640 SH       SOLE                     1240
DU PONT EI DE NEMOURS & CO     COM              263534109     1326    21917 SH       SOLE                    14032
E*TRADE GROUP                  COM              269246104      950    40425 SH       SOLE                    30115
ECOLAB INC                     COM              278865100     1300    38100 SH       SOLE                    22225
ELAN CORP                      COM              284131208     1401    41751 SH       SOLE                    22006
EMC CORP                       COM              268648102     2195    30760 SH       SOLE                    22950
ENRON CORP COM                 COM              293561106     4832   117681 SH       SOLE                    70060
EXXON MOBIL CORP COM           COM              302290101      787    10351 SH       SOLE                     9401
FIRST MIDWEST BANCORP          COM              320867104     1431    37475 SH       SOLE                    37475
FORD MTR CO DEL COM            COM              345370100     1577    31385 SH       SOLE                    20340
FRANKLIN RES INC COM           COM              354613101      925    30250 SH       SOLE                    20100
GATEWAY, INC.                  COM              367626108      469    10650 SH       SOLE                     9450
GENERAL ELEC CO COM            COM              369604103     5607    47290 SH       SOLE                    29295
GENERAL MTRS CORP COM          COM              370442105     1057    16800 SH       SOLE                     9625
GILLETTE CO COM                COM              375766102     2649    78059 SH       SOLE                    48604
HALLIBURTON COMPANY            COM              406216101      431    10500 SH       SOLE                    10500
HOME DEPOT INC COM             COM              437076102     2726    39717 SH       SOLE                    24726
ILLINOIS TOOL WKS INC COM      COM              452308109      904    12130 SH       SOLE                     8350
INTEL CORP COM                 COM              458140100     4319    58120 SH       SOLE                    37005
INTERPUBLIC GROUP COMPANIES    COM              460690100     1348    32790 SH       SOLE                    22010
INTL BUSINESS MACHINES (IBM)   COM              459200101     2606    21535 SH       SOLE                    15665
JOHNSON & JOHNSON COM          COM              478160104      281     3060 SH       SOLE                     3060
KAYDON CORP                    COM              486587108      586    23540 SH       SOLE                    13410
LERNOUT & HAUSPIE SPEECH RPO   COM              B5628B104      882    25300 SH       SOLE                    14575
LINEAR TECHNOLOGY CORP COM     COM              535678106      310     5280 SH       SOLE                     1490
LUCENT TECHNOLOGIES            COM              549463107     5529    85231 SH       SOLE                    53218
MATTEL INC COM                 COM              577081102      622    32751 SH       SOLE                    17940
MCDONALDS CORP COM             COM              580135101     1448    33485 SH       SOLE                    21885
MCI WORLDCOM INC               COM              55268B106     2721    37855 SH       SOLE                    24135
MEDIAONE GROUP                 COM              58440J104      722    10565 SH       SOLE                     6835
MEDTRONIC INC COM              COM              585055106     4333   121830 SH       SOLE                    74560
MERCK & CO INC COM             COM              589331107     2236    34495 SH       SOLE                    24140
MERRILL LYNCH & CO             COM              590188108     1996    29620 SH       SOLE                    20170
MICROSOFT CORP COM             COM              594918104     7649    84460 SH       SOLE                    50231
MOBIL CORP COM                 COM              607059102      217     2154 SH       SOLE                     1792
MONSANTO CO COM                COM              611662107      779    21825 SH       SOLE                    11300
MORGAN STANLEY DEAN WITTER     COM              617446448      264     2965 SH       SOLE                     1710
NESTLE SA                      COM              641069406     1060    11285 SH       SOLE                     6665
NEXTEL COMMUNICATIONS          COM              65332VI03     1246    18375 SH       SOLE                    16160
ORACLE CORPORATION             COM              68389XI05      253     5550 SH       SOLE                     5550
PEPSICO INC COM                COM              713448108      233     7630 SH       SOLE                     7630
PFIZER INC                     COM              717081103     1608    44826 SH       SOLE                    34381
PROCTER & GAMBLE CO COM        COM              742718109     4076    43474 SH       SOLE                    26254
QWEST COMMUNICATIONS INTL      COM              749121109     1349    45627 SH       SOLE                    27907
ROYAL DUTCH PETE CO NY REG GLD COM              780257804     4279    72442 SH       SOLE                    37827
S3 INCORPORATED                COM              784849101      406    38883 SH       SOLE                    22425
SCHERING-PLOUGH CORP           COM              806605101     1666    38190 SH       SOLE                    26660
SCHLUMBERGER LTD COM           COM              806857108      966    15500 SH       SOLE                    10725
SOUND HEALTHCARE INC           COM              835910100        0   100000 SH       SOLE                   100000
SUN MICROSYSTEMS INC           COM              866810104     6390    68715 SH       SOLE                    47095
SYNTEL INC                     COM              87162H103      129    14500 SH       SOLE                     2100
TIME WARNER INC                COM              887315109     1464    24095 SH       SOLE                    16850
VISX INC                       COM              92844S105     3443    43531 SH       SOLE                    28535
WAL MART STORES INC COM        COM              931142103      901    18935 SH       SOLE                    16915
WALGREEN CO COM                COM              931422109     1631    64260 SH       SOLE                    44760
IDS NEW DIMENSIONS CL A        COM                             394 12772.91 SH       SOLE                 140l.565